Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related party transactions
Net cash advances from the related party			¥ 286	¥ 232
Proceeds from related parties as funding debt				472
Increase (Decrease) in Due from Related Parties, Current	¥ (2,416)	$ (341)	¥ (2,795)	(3,486)
Shenzhen Xiaogang Technology Co., Ltd
Related party transactions
Ownership percentage	15.00%	15.00%
Leasego Pty Ltd
Related party transactions
Ownership percentage	15.56%	15.56%
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Ownership percentage	18.00%	18.00%
FT Synergy
Related party transactions
Noncontrolling interest, ownership percentage by parent	100.00%	100.00%
Jimu Group
Related party transactions
Number of common board members | item	1	1	1
Allowance for credit losses, due from related parties current					¥ 748,427
Allowance for credit losses, due from related parties noncurrent					¥ 107,589
Increase (Decrease) in Due from Related Parties, Current	¥ 10,437
Jimu Group | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Cost and expenses allocated from the related party			¥ 65	221
Service cost charged by the related party			75	1,574
Interest income from loans to the related party				(30)
Jimu Group | Operating transactions
Related party transactions
Accrual of share-based compensation awards to employees of the related party			(1,967)	(2,736)
Collecting principal and interests from borrowers on behalf of the related party	4,422		4,089	23,586
Jimu Group | Financing/Investing transactions
Related party transactions
Net cash advances to the related party	¥ 232		286	232
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Ownership percentage	100.00%	100.00%
Shenzhen Xiaogang Technology Co., Ltd | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Technical service fees charged to the related party	¥ 6,696		¥ 9,935	4,451
Beijing Liangduo and Changsha Liangduo | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Collection service fees charged by related parties				¥ 12,746